UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2011


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

----------------------------------------------------------------------------------------------------------------------------
Schedule of Investments
June 30, 2011
----------------------------------------------------------------------------------------------------------------------------
Corporate Bonds, Notes & Preferred Securities - 97.52% (d)                                                            Value
----------------------------------------------------------------------------------------------------------------------------
Name of Issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Advertising - 0.59%
     Interpublic Group Co. Senior Unsecured Notes, 10%, 7/15/17                               $ 3,000,000       $ 3,547,500

Aerospace / Defense - 3.74%
     Alliant Techsystems, Inc. Senior Sub. Notes, 6.75%, 4/01/16                               10,000,000        10,200,000
     BE Aerospace, Inc. Senior Unsecured Notes, 8.5%, 7/01/18                                   5,000,000         5,456,250
     Moog, Inc. Senior Sub. Notes, 6.25%, 1/15/15                                               3,500,000         3,552,500
     Spirit Aerosystems, Inc. Notes, 7.5%. 10/01/17                                             3,000,000         3,157,500
                                                                                                                 ----------
                                                                                                                 22,366,250
Automobile & Truck - 0.14%
     Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)                               36,950,000           831,375

Broadcast Cable TV - 2.45%
     Charter Comm. Opt. LLC Secured Notes, Series 144A, 10.875%, 9/15/14 (c)                   13,344,000        14,678,400

Building Products - 2.43%
     Boise Cascade LLC Notes, 7.125%, 10/15/14                                                  3,882,000         3,843,180
     Builders Firstsource, Inc. Secured Notes, Series 144A, 13%, 2/15/16 (c)                   12,238,000        10,677,655
                                                                                                                 ----------
                                                                                                                 14,520,835

Chemicals - 8.06%
     Kronos International, Inc. Senior Secured Notes, 6.5%, 4/15/13 EUR                        11,492,800        16,709,382
     Polyone Corp. Senior Unsecured Notes, 7.375%, 9/15/20                                     10,000,000        10,475,000
     Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (c)                      7,315,000         6,565,213
     Sterling Chemical, Inc. Senior Secured Notes, 10.25%, 4/01/15                             13,740,000        14,495,700
                                                                                                                 ----------
                                                                                                                 48,245,295
Construction & Farming - 1.28%
     Southern States Co-op, Inc. Senior Notes, Series 144A, 11.25%, 5/15/15 (c)                 7,000,000         7,630,000

Drug Stores - 2.87%
     Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                                        3,000,000         3,311,250
     Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                                        13,398,000        13,297,515
     Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19                                        500,000           550,000
                                                                                                                 ----------
                                                                                                                 17,158,765

Electrical Utility - 4.05%
     Homer City Funding LLC Senior Secured Notes, 8.137%, 10/01/19                             17,280,000        15,811,200
     Sithe / Independence Funding Senior Secured  Notes, 9%, 12/30/13                           8,261,600         8,451,948
                                                                                                                 ----------
                                                                                                                 24,263,148

Energy/Natural Resources - 19.68%
     Clayton Williams Energy Notes Series 144A, 7.75%, 4/01/19 (c)                             18,000,000        17,640,000
     Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12                                    10,000,000        10,075,000
     Comstock Resources, Inc. Notes, 8.375%, 10/15/17                                          18,000,000        18,900,000
     RAAM Global Energy Co. Senior Secured Notes, 12.5%, 10/01/15                              15,000,000        15,750,000
     Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                                     18,087,000        17,996,565
     Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                                          10,000,000        10,300,000
     Swift Energy Co. Notes, 7.125%, 6/01/17                                                   19,800,000        20,047,500
     W & T Offshore, Inc. Senior Notes, Series 144A, 8.5%, 6/15/19 (c)                          7,000,000         7,087,500
                                                                                                                -----------
                                                                                                                117,796,565
Entertainment - 7.38%
     AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                    26,780,000        26,846,950
     Cinemark USA, Inc. Notes, 8.625%, 6/15/19                                                  2,000,000         2,190,000
     Wallace Theater Corp. Senior Secured Units, Series 144A, FRN 12.5%, 6/15/13 (c)           15,500,000        15,151,250
                                                                                                                 ----------
                                                                                                                 44,188,200
Financial Services - 11.68%
     Bank of America Corp. Junior Sub. PFD, 8%  (e)                                            30,000,000        31,329,300
     Bank of America Corp. Junior Sub. PFD, 8.125%  (e)                                         3,000,000         3,132,930
     Finova Group, Inc. Notes, 7.5%,  11/15/09 (a) (b)                                          4,103,624             8,207
     Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                                              32,818,000        35,443,440
                                                                                                                 ----------
                                                                                                                 69,913,877
Food Processing - 7.59%
     B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                                                500,000           526,250
     Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                        14,150,000        14,256,125
     Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                               22,500,000        23,175,000
     Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14                                 1,169,878           701,927
     Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                                  4,500,000         4,691,250
     Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                                  2,000,000         2,085,000
                                                                                                                 ----------
                                                                                                                 45,435,552
Gaming - 0.85%
     Las Vegas Sands Corp. Senior Secured Notes, 6.375%, 2/15/15                                5,000,000         5,056,250
     Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%, 12/15/14 (a)                        3,535,000             1,768
                                                                                                                  ---------
                                                                                                                  5,058,018
Machine / Tools - 1.75%
     Thermadyne Holdings Corp. Notes, Senior Secured Notes, Series 144A, 9%, 12/15/17 (c)      10,000,000        10,450,000

Marketing / Sales - 1.04%
     Harry and David Operations DIP Notes, FRN 13%, 3/29/12 (f) (i)                             3,604,007         3,712,127
     Harry and David Operations Notes, 9%, 3/01/13 (a)                                         13,000,000         2,502,500
                                                                                                                  ---------
                                                                                                                  6,214,627
Office Electronics - 2.47%
     Pitney Bowes International Holdings PFD, Series 144A, 6.125%, 10/30/16 (c)                    15,000        14,775,000

Oil & Gas Drilling - 2.80%
     Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                                             14,246,000        14,388,460
     Key Energy Services, Inc. Notes, 6.75%, 3/01/21                                              250,000           250,000
     Parker Drilling Co. Senior Notes, 9.125%, 4/01/18                                          2,000,000         2,110,000
                                                                                                                 ----------
                                                                                                                 16,748,460
Packaging & Container - 7.48%
     Constar International Notes, 8.211%, 5/31/12 (f)                                           1,500,000         1,500,000
     Constar International Notes, FRN 3.66063%, 2/15/12 (a)                                    20,750,000         9,233,750
     Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a) (g)                                    15,250,000           400,312
     Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13 (a) (g)                     15,405,000           404,381
     Sligan Holdings, Inc. Senior Unsecured Notes, 7.25%, 8/15/16                              10,495,000        11,072,225
     Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17 (a) (g)                        8,780,000           230,475
     Stone Container Senior Notes, 8.375%, 7/01/12 (a) (g)                                      8,000,000           210,000
     Stone Container Notes, 7.375%, 7/15/14 (a) (g)                                             5,000,000           131,250
     Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                    24,500,000        21,560,000
                                                                                                                 ----------
                                                                                                                 44,742,393
Paper/Forest Products - 0.00%
     American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (a) (b) (f)          14,061,292            27,546

Publishing - 2.61%
     AMO Escrow Corp. Senior Secured Notes Series 144A, 11.5%, 12/15/17 (c)                    14,600,000        15,622,000

Telecom Equipment - 1.61%
     Nortel Networks LTD Notes, 10.75%, 7/15/16 (a)                                            10,000,000         9,625,000

Thrifts & Mortgage Finance - 4.97%
     Washington Mutual, Inc. Senior Unsecured Notes, 4%, 4/15/09 (a) (b)                        7,275,000         7,947,937
     Washington Mutual, Inc. Senior Unsecured Notes, 5.5%, 8/24/11 (a)                          4,243,000         4,815,805
     Washington Mutual, Inc. Senior Unsecured Notes, 5%, 3/22/12 (a)                            5,000,000         5,575,000
     Washington Mutual, Inc. Senior Unsecured Notes, 5.25%, 9/15/17 (a)                        10,109,000        11,372,625
                                                                                                                 ----------
                                                                                                                 29,711,367

     Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $637,860,849)                             $583,550,173
                                                                                                               ------------


Foreign Bonds                                                                                                         Value
---------------------------------------------------------------------------------------------------------------------------
Name of issuer                                                                                Principal             (Note B)
---------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 1.01%
---------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                  34,386,574         6,052,037
                                                                                                                 ----------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                  $6,052,037
                                                                                                                 ----------



                                                                                              Number of               Value
Stocks                                                                                         Shares               (Note B)
----------------------------------------------------------------------------------------------------------------------------
Name of issuer
----------------------------------------------------------------------------------------------------------------------------
Common Stock - 18.22%
----------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (f) (h)                                                                         640,565         4,823,454
     Citigroup, Inc.                                                                            1,315,384        54,772,590
     Core-Mark Holding Co., Inc. (h)                                                              256,450         9,155,265
     Groupe Eurotunnel SA                                                                           7,349            80,398
     International Airline Support Group (h)                                                      219,540             8,782
     Kaiser Aluminum                                                                                6,185           337,825
     MAXXAM, Inc. (h)                                                                                 800           500,000
     NL Industries                                                                                510,200         9,367,272
     Ormet Corp. (h)                                                                              372,638         2,608,466
     The Penn Traffic Co. (h)                                                                     164,352               164
     Polymer Escrow (h) (f)                                                                       843,103           868,396
     Prandium (h)                                                                                 869,935             2,262
     Rock-Tenn Co.                                                                                150,640         9,993,458
     Romacorp, Inc. (f) (h) (i)                                                                    82,220         3,366,909
     Safelite Realty Corp. (f) (h) (i)                                                              7,403            21,025
     Sterling Chemical, Inc. (h)                                                                  250,827           657,167
     Trump Entertainment Resorts (h)                                                              910,628         4,097,826
     Viskase Cos., Inc. (h)                                                                     2,096,128         8,384,512
                                                                                                               ------------
     Total Common Stocks -  (cost - $189,814,782)                                                              $109,045,771
                                                                                                               ------------


Warrants                                                                                      Number of               Value
---------------------------------------------------------------------------------------------------------------------------
Name of Issuer                                                                              Shares or Units         (Note B)
---------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.12%
---------------------------------------------------------------------------------------------------------------------------
     Core-Mark Holding Co., Inc. Warrants (f) (h)                                                  48,142           709,613
                                                                                                                   --------
     Total Warrants -  (cost - $563,373)                                                                           $709,613
                                                                                                                   --------
     Total Investments -  116.87% (cost - $829,662,425)                                                         699,357,594

     Net Other Assets and Liabilities - (16.87%)                                                               (100,931,729)
                                                                                                         ------------------
     Net Assets - 100%                                                                                        $ 598,425,865
                                                                                                         ==================
(a)  Non-income producing security due to default or bankruptcy filing.
(b)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $127,053,268 or 21.23% of total net assets.
(d)  A portion of the portfolio is pledged to collateralize short term borrowings on a daily basis when a line of credit is utilized by the Trust.
(e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g)  Escrow security received as a result of reorganization plan.
(h)  Non-income producing security.
(i)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     June 30, 2011 is $7,100,061 which represents 1.19% of total net assets.  Additional information on each holding is as follows:
     Security                                                 Acquisition Date                 Acquisition Cost
     Harry and David Operations                               3/29/11 - 5/10/11                    $3,604,007
     Romacorp, Inc.                                           11/15/06                             $4,118,756
     Safelite Realty Corp.                                    09/29/00                             $  965,195

     EUR Principal is denoted in Euros
     PIK    Payment in Kind
     FRN   Floating Rate Note
     PFD Preferred Security



                                               Level 1               Level 2               Level 3               Total

Corporate Bonds                                    $ -          $ 476,920,448         $ 5,239,673         $ 482,160,121
Common Stocks                             $ 95,787,763            $ 4,178,224         $ 9,079,784         $ 109,045,771
Foreign Bonds                                      $ -           $ 22,761,419                 $ -          $ 22,761,419
Preferred Stock                                    $ -           $ 84,680,670                 $ -          $ 84,680,670
Warrants                                           $ -                    $ -           $ 709,613             $ 709,613
                                  -------------------------------------------------------------------------------------
Total                                     $ 95,787,763          $ 588,540,761        $ 15,029,070         $ 699,357,594
                                 ======================================================================================


                                                                                  Net Change in
                          Beginning                Net                            Unrealized         Net Transfers
                          Balance             Purchases /        Realized         Appreciation /     In / (Out) of
Category                  @ 9/30/10            and (sales)      Gain / (Loss)     (Depreciation)     Level 3             Totals
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds          $ 972,380           $ 4,741,036       $ (7,653,277)          $ 7,654,107        $ (474,573)    $ 5,239,673
Common Stocks          $ 6,909,246            $ (188,921)     $ (11,973,759)         $ 13,464,822         $ 868,396     $ 9,079,784
Warrants                 $ 491,048                  $ -                 $ -             $ 218,565               $ -       $ 709,613
------------------------------------------------------------------------------------------------------------------------------------
Totals                 $ 8,372,674           $ 4,552,115      $ (19,627,036)         $ 21,337,494         $ 393,823    $ 15,029,070
====================================================================================================================================

                                                                                  Change in Unrealized
                                                                                  Gain / (Loss) for Positions Still
                                                                                   Held at June 30, 2011

                                                             Corporate Bonds                       $ 830
                                                             Common Stocks                   $ 1,488,463
                                                             Warrants                          $ 218,565

                                                                                  -----------------------
                                                             Totals                          $ 1,707,858
                                                                                  =======================



Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2011


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2011


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2011


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2011




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2011               /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2011               /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)